Retirement Benefit Obligations - Summary of Sensitivity Analysis (Parenthetical) (Detail) - Retirement Benefit Obligations [member]	12 Months Ended
Dec. 31, 2018
Actuarial Assumption of Discount Rates, Increase by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Actuarial assumption rate, increase	0.25%
Actuarial Assumption of Discount Rates, Decrease by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Actuarial assumption rate, decrease	0.25%
Actuarial Assumption of Expected Rates of Inflation, Increase by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Actuarial assumption rate, increase	0.25%
Actuarial Assumption of Expected Rates of Inflation, Decrease by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Actuarial assumption rate, decrease	0.25%
Acturial assumption of mortality rate Increase by 1 year [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Mortality assumption	Increase by 1 year
Acturial assumption of mortality rate Decrease by 1 year [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Mortality assumption	Decrease by 1 year